Fair Value Measurements	12 Months Ended
Dec. 31, 2024
Fair Value Measurements, Nonrecurring Value Measurement [Abstract]
FAIR VALUE MEASUREMENTS
20.	FAIR VALUE MEASUREMENTS

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair values:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

Financial assets and liabilities of the Company primarily consist of cash and cash equivalents, accounts receivable, net, deposits and other receivables, accounts payables, other payables and long-term payables.

Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The Company had no financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2024 and, 2023.

Financial Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis

As of December 31, 2024 and, 2023, the fair value of cash and cash equivalents, accounts receivables, net, deposits and other receivables, accounts payables and other payables approximated their carrying values because of the short-term nature of these instruments.

The carrying amounts of long-term payables approximate their fair values as they are subject to interest rates close to the market rate of interests for similar arrangements with financial institutions.

On February 29, 2024, the Company measured the Warrants at fair value (see Note 1).

Non-Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents the Company’s non-financial assets accounted for at fair value on a recurring basis as of December 31, 2024, by level within the fair value hierarchy (dollars in thousands):

Description	Amount	Level 1	Level 2	Level 3
Assets
Digital Assets	129,940	129,940	-	-
Digital asset collateral receivable	60,396	60,396	-	-

Liabilities
Obligation to return collateral digital assets	21,436	21,436	-	-

Effective January 1, 2024, the Company early adopted ASU 2023-08, measuring digital assets at fair value on a recurring basis. There were no transfers among Levels 1, 2 or 3 during the years ended December 31, 2024. For the year ended December 31, 2023, the Company did not have any non-financial assets and liabilities measured at fair value on a recurring basis.

Non-Financial Assets and Liabilities measured at fair value on a Non-Recurring basis

For the year ended December 31, 2023, the digital assets held at year end with a total carrying amount of $50.97 million were written down to their fair value of $43.98 million, resulting in an impairment charge of $6.99 million, which represents the difference between the carrying value of the digital assets and their fair value. The Company estimated the fair value of the digital assets using Level 1 inputs based on the lowest intraday trading price of the digital assets on the Company’s principal market, Binance (the “Principal Market”). The Company calculates the impairment on digital assets using the lowest spot rate of the digital assets at any point of time during the day, whenever the carrying value of the Company’s digital assets exceeds the fair value of the digital assets.

For our mining equipment, fair value measurement is triggered when there are indications of impairment and the carrying amount exceeds the projected undiscounted cash flows of the assets. We record these assets at fair value only when an impairment charge is recognized. In 2024, 2023 and 2022, the Company recognized an impairment charge of $8.08 million, Nil and $11.85 mil, respectively.